UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR/S

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number: 811-7852

Exact name of registrant as specified in charter:  USAA MUTUAL FUNDS TRUST

Address of principal executive offices and zip code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and address of agent for service:               DANIEL J. MAVICO
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's telephone number, including area code:  (210) 498-0226

Date of fiscal year end:   JULY 31

Date of reporting period:  JANUARY 31, 2015


ITEM 1.  SEMIANNUAL REPORT TO STOCKHOLDERS.
USAA MUTUAL FUNDS TRUST - SEMIANNUAL REPORT FOR PERIOD ENDED JANUARY 31, 2015



[LOGO OF USAA]
   USAA(R)

                                     [GRAPHIC OF USAA SCIENCE & TECHNOLOGY FUND]

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       SEMIANNUAL REPORT
       USAA SCIENCE & TECHNOLOGY FUND
       FUND SHARES o ADVISER SHARES
       JANUARY 31, 2015

 ===============================================

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

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PRESIDENT'S MESSAGE

"...WE BELIEVE THAT IT IS IMPORTANT FOR
INVESTORS TO FOCUS LESS ON WHAT'S HAPPENING         [PHOTO OF BROOKS ENGLEHARDT]
DAY-TO-DAY IN THE FINANCIAL MARKETS AND MORE
ON THEIR OWN FINANCIAL WELL-BEING."

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MARCH 2015

The United States was the place to be during the six-month reporting period ended January 31, 2015. Those investors who concentrated their investments in U.S. stocks and/or longer-term U.S. Treasury securities were fortuitously positioned, as these asset classes generally outperformed all other market segments. U.S. equities recorded strong gains, surpassing developed equities markets and emerging markets equities, both of which declined during the reporting period. Among U.S. stocks, growth-oriented names outperformed their value counterparts, while mid-cap stocks outpaced small-cap and large-cap stocks. Meanwhile, yields on longer-term U.S. Treasuries trended down, driving up bond prices. (Bond prices move in the opposite direction of interest rates.) Though yields were near historic lows during the period, they still remained the highest among developed nations. U.S. Treasuries also benefited from their perceived status as high-quality, safe-haven investments.

What circumstances produced these results? At USAA Investments, we believe a series of interconnected factors were at work, all of which were still in place at the end of the reporting period. These factors include:

o SLOWING INTERNATIONAL GROWTH. U.S. economic conditions improved during the reporting period, but most other countries struggled with economic weakness. The economy of continental Europe was stagnant, with some countries falling into recession, while Japan's government continued to attempt to jumpstart its sluggish economy. China's economy weakened, growing at its slowest pace in more than 24 years. At the same time, a sharp drop in commodities and energy prices weighed on emerging markets economies. Although economic divergence is likely to continue for a time, we do not believe it is likely to endure over the long term. We believe that eventually, either the global economy will rebound or else global economic weakness will dampen U.S. economic growth.

o DIVERGENT MONETARY POLICIES. Reflecting the disparity between international and U.S. economic growth, the monetary policies of the world's central banks diverged. In the United States, the Federal Reserve ended its quantitative easing asset purchases and signaled its willingness--should the data support

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

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   it--to raise short-term interest rates. Elsewhere, central banks continued to cut rates and increase monetary stimulus to support their faltering economies.

o STRONGER U.S. DOLLAR. The divergence in monetary policies, along with differing expectations about U.S. and international economic growth, had a major impact on currencies. During the reporting period, the U.S. dollar strengthened, appreciating significantly compared to most other global currencies. In response, some countries devalued their currencies as an attempt to make their exports cheaper to foreign buyers, and therefore to boost economic growth.

o DECREASING INFLATION. Slowing international growth, divergent global monetary policies, and currency movements combined to reduce inflation expectations. The drop in energy prices was a prime example. Oil prices fell nearly 50% during 2014. Lower oil prices do have some advantages--automobile owners have more money to spend on other things--but extended periods of low inflation can lead to economic stagnation, cause consumers to postpone spending, and put pressure on corporate profit margins.

In this economic environment we believe that it is important for investors to focus less on what's happening day-to-day in the financial markets and more on their own financial well-being. As I write to you, tax season is upon us. You may be preparing to make contributions to your IRA. You may also consider setting near term goals, such as reviewing your investment strategy to make sure it still suits your objectives, time horizon, and tolerance for risk. If you'd like assistance, please call one of our financial advisors. They would be happy to help.

Looking ahead, it is too soon to identify a dominant market trend for 2015. However, we believe investors are likely to focus on higher asset quality as long as the financial markets continue to grapple with the implications of slowing global growth, divergent monetary policy, a stronger U.S. dollar, and lower oil prices. On behalf of everyone here at USAA Investments, thank you for your continued investment in our family of mutual funds.

Sincerely,

/S/ BROOKS ENGLEHARDT

Brooks Englehardt
President
USAA Investments

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. o As interest rates rise, bond prices generally fall; given the historically low interest rate environment, risks associated with rising interest rates may be heightened.
o Emerging Market countries are less diverse and mature than other countries and tend to be politically less stable. o Investments provided by USAA Investment Management Company and USAA Financial Advisors Inc., both registered broker dealers. o Financial advice provided by USAA Financial Planning Services Insurance Agency, Inc. (known as USAA Financial Insurance Agency in California, License # 0E36312), and USAA Financial Advisors, Inc., a registered broker dealer.

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

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TABLE OF CONTENTS

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
FUND OBJECTIVE                                                                 1

MANAGER'S COMMENTARY                                                           2

INVESTMENT OVERVIEW                                                            5

FINANCIAL INFORMATION

    Portfolio of Investments                                                  10

    Notes to Portfolio of Investments                                         18

    Financial Statements                                                      20

    Notes to Financial Statements                                             23

EXPENSE EXAMPLE                                                               41

THIS REPORT IS FOR THE INFORMATION OF THE SHAREHOLDERS AND OTHERS WHO HAVE RECEIVED A COPY OF THE CURRENTLY EFFECTIVE PROSPECTUS OF THE FUND, MANAGED BY USAA ASSET MANAGEMENT COMPANY. IT MAY BE USED AS SALES LITERATURE ONLY WHEN PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS, WHICH PROVIDES FURTHER DETAILS ABOUT THE FUND.

(C)2015, USAA. All rights reserved.

202726-0315

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

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FUND OBJECTIVE

THE USAA SCIENCE & TECHNOLOGY FUND (THE FUND) SEEKS LONG-TERM CAPITAL APPRECIATION.

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TYPES OF INVESTMENTS

The Fund normally invests at least 80% of its assets in equity securities of companies expected to benefit from the development and use of scientific and technological advances and improvements. This 80% policy may be changed upon at least 60 days' written notice to shareholders. The Fund may invest up to 50% of its assets in foreign securities purchased in either foreign or U.S. markets.

IRA DISTRIBUTION WITHHOLDING DISCLOSURE

We generally must withhold federal income tax at a rate of 10% of the taxable portion of your distribution and, if you live in a state that requires state income tax withholding, at your state's set rate. However, you may elect not to have withholding apply or to have income tax withheld at a higher rate. If you wish to make such an election, please call USAA Asset Management Company at
(800) 531-USAA (8722).

If you must pay estimated taxes, you may be subject to estimated tax penalties if your estimated tax payments are not sufficient and sufficient tax is not withheld from your distribution.

For more specific information, please consult your tax adviser.

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                                                             FUND OBJECTIVE |  1

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MANAGER'S COMMENTARY ON THE FUND

Wellington Management Company, LLP

    ROBERT L. DERESIEWICZ                         ANITA M. KILLIAN, CFA
    JOHN F. AVERILL, CFA                          MICHAEL T. MASDEA
    BRUCE L. GLAZER

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o   PLEASE CHARACTERIZE THE PERFORMANCE OF THE MARKET OVER THE REPORTING PERIOD.

    During the six-month reporting period, seven of the ten sectors within the S&P 500(R) Index (the Index) posted positive returns. Utilities, health care, and consumer staples were the strongest performing sectors, while energy, telecommunication services, and materials lagged. There was no shortage of headlines for investors to fret over: Ebola fears escalated, Japan's recession deepened, Europe's economy remained weak, oil prices plunged, and Chinese manufacturing data was lower than expected. However, the United States remained a bright spot in the global landscape as the domestic economy grew at its fastest pace in more than a decade during the third quarter.

o HOW DID THE USAA SCIENCE & TECHNOLOGY FUND (THE FUND) PERFORM DURING THE REPORTING PERIOD?

    The Fund has two share classes: Fund Shares and Adviser Shares. For the six-month reporting period ended January 31, 2015, the Fund Shares and Adviser Shares had total returns of 9.75% and 9.71%, respectively. This compares to returns of 4.37% for the Index and 4.46% for the Lipper Science & Technology Funds Index.

    Refer to page 6 for benchmark definitions.

    PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

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2  | USAA SCIENCE & TECHNOLOGY FUND

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    USAA Asset Management Company is the Fund's investment adviser. As the investment adviser, USAA Asset Management Company employs dedicated resources to support the research, selection, and monitoring of the Fund's subadviser. Wellington Management Company, LLP (Wellington Management) is the subadviser to the Fund. The subadviser provides day-to-day discretionary management for the Fund's assets.

o   HOW DID THE FUND'S TECHNOLOGY PORTION PERFORM DURING THE REPORTING PERIOD?

    The technology portion of the Fund outperformed the Index during the six-month reporting period. Industry allocation contributed the most to relative performance, and Wellington Management's positioning in Health Care, internet retail, and internet software & services added to returns. Security selection also was a strong contributor to relative return, driven primarily by strong selection in Information Technology, and communications equipment. Weaker selection in technology hardware, storage & peripherals detracted from performance. Top individual contributors to relative performance included our avoidance of owning IBM Corp. and holdings in NXP Semiconductors N.V. and Freescale Semiconductor Ltd. The largest individual detractors during the period were Tesla Motors, Inc., Activision Blizzard, Inc.*, and a lack of holdings in Avago Technologies, Inc.

o   HOW DID THE FUND'S HEALTH CARE PORTION PERFORM DURING THE REPORTING PERIOD?

    The health care portion of the Fund outperformed the Index for the six-month reporting period. Sector allocation was the largest contributor to performance, driven primarily by overweight allocations to the biopharmaceutical small- and mid-cap sectors. Security selection also

    *Activision Blizzard, Inc. was sold out of the Fund prior to January 31, 2015.

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                                           MANAGER'S COMMENTARY ON THE FUND |  3

================================================================================

    added value, as strong selection in the biopharmaceutical mid-cap, medical technology, and biopharmaceutical large-cap sectors contributed to relative return. Top individual contributors included underweights to Johnson & Johnson, Alkermes plc, and Anacor Pharmaceuticals, Inc. The lack of a position in benchmark constituents Celgene Corp. and Allergan, Inc., along with an underweight in UnitedHealth Group, Inc., detracted the most during the period.

    Thank you for your continued investment in the Fund.

Foreign investing is subject to additional risks, such as currency fluctuations, market illiquidity, and political instability.

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4  | USAA SCIENCE & TECHNOLOGY FUND

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INVESTMENT OVERVIEW

USAA SCIENCE & TECHNOLOGY FUND SHARES (FUND SHARES) (Ticker Symbol: USSCX)


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                                             1/31/15                7/31/14
--------------------------------------------------------------------------------

Net Assets                                $684.3 Million         $589.6 Million
Net Asset Value Per Share                    $20.51                 $20.96


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                 AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15
--------------------------------------------------------------------------------
   7/31/14 - 1/31/15*      1 YEAR            5 YEARS              10 YEARS

          9.75%            16.66%            19.19%               10.74%


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                 AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
        1 YEAR                     5 YEARS                      10 YEARS

        19.94%                     17.69%                       10.14%


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                        EXPENSE RATIO AS OF 7/31/14**
--------------------------------------------------------------------------------

                                     1.24%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

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                                                        INVESTMENT OVERVIEW |  5

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                  o CUMULATIVE PERFORMANCE COMPARISON o

              [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                         USAA SCIENCE &        LIPPER SCIENCE &
                        TECHNOLOGY FUND        TECHNOLOGY FUNDS            S&P 500
                            SHARES                  INDEX                   INDEX
 1/31/2005                $10,000.00              $10,000.00             $10,000.00
 2/28/2005                  9,988.89               10,025.84              10,210.44
 3/31/2005                  9,588.89                9,758.56              10,029.64
 4/30/2005                  9,533.33                9,367.19               9,839.42
 5/31/2005                 10,233.33               10,199.58              10,152.49
 6/30/2005                 10,244.44               10,080.86              10,166.90
 7/31/2005                 10,866.67               10,689.24              10,545.00
 8/31/2005                 11,011.11               10,621.69              10,448.78
 9/30/2005                 11,111.11               10,827.08              10,533.41
10/31/2005                 10,933.33               10,592.94              10,357.81
11/30/2005                 11,600.00               11,179.36              10,749.57
12/31/2005                 11,733.33               11,209.15              10,753.25
 1/31/2006                 12,555.56               11,899.05              11,038.03
 2/28/2006                 12,244.44               11,703.70              11,067.98
 3/31/2006                 12,444.44               11,995.29              11,205.75
 4/30/2006                 12,555.56               11,993.59              11,356.22
 5/31/2006                 11,788.89               11,085.45              11,029.37
 6/30/2006                 11,566.67               10,883.07              11,044.32
 7/31/2006                 11,288.89               10,358.83              11,112.45
 8/31/2006                 11,877.78               10,936.10              11,376.85
 9/30/2006                 12,177.78               11,290.64              11,670.03
10/31/2006                 12,488.89               11,591.33              12,050.31
11/30/2006                 12,855.56               12,088.85              12,279.46
12/31/2006                 12,866.67               11,964.03              12,451.71
 1/31/2007                 12,988.89               12,156.59              12,640.03
 2/28/2007                 12,866.67               12,068.56              12,392.80
 3/31/2007                 12,922.22               12,134.90              12,531.41
 4/30/2007                 13,488.89               12,550.99              13,086.50
 5/31/2007                 14,177.78               13,037.55              13,543.15
 6/30/2007                 14,177.78               13,201.24              13,318.15
 7/31/2007                 13,966.67               13,189.08              12,905.23
 8/31/2007                 14,300.00               13,466.15              13,098.68
 9/30/2007                 14,888.89               14,171.90              13,588.55
10/31/2007                 15,422.22               15,034.61              13,804.70
11/30/2007                 14,477.78               13,901.27              13,227.57
12/31/2007                 14,355.56               13,968.65              13,135.81
 1/31/2008                 12,933.33               12,159.33              12,347.90
 2/29/2008                 12,477.78               11,859.46              11,946.77
 3/31/2008                 12,266.67               11,779.27              11,895.18
 4/30/2008                 13,266.67               12,681.23              12,474.52
 5/31/2008                 13,922.22               13,394.24              12,636.09
 6/30/2008                 12,911.11               12,220.97              11,570.83
 7/31/2008                 12,677.78               11,968.42              11,473.56
 8/31/2008                 12,888.89               12,192.16              11,639.52
 9/30/2008                 11,088.89               10,404.20              10,602.35
10/31/2008                  8,766.67                8,522.39               8,821.71
11/30/2008                  7,833.33                7,539.69               8,188.71
12/31/2008                  8,144.44                7,808.77               8,275.84
 1/31/2009                  7,933.33                7,634.54               7,578.30
 2/28/2009                  7,311.11                7,338.13               6,771.38
 3/31/2009                  8,144.44                8,149.44               7,364.52
 4/30/2009                  8,944.44                9,158.38               8,069.37
 5/31/2009                  9,366.67                9,541.84               8,520.72
 6/30/2009                  9,655.56                9,725.38               8,537.62
 7/31/2009                 10,466.67               10,522.53               9,183.38
 8/31/2009                 10,766.67               10,783.04               9,514.94
 9/30/2009                 11,277.78               11,435.17               9,870.00
10/31/2009                 10,911.11               11,047.54               9,686.64
11/30/2009                 11,611.11               11,591.95              10,267.68
12/31/2009                 12,277.78               12,330.03              10,466.00
 1/31/2010                 11,533.33               11,452.73              10,089.50
 2/28/2010                 11,900.00               11,916.71              10,402.05
 3/31/2010                 12,666.67               12,736.22              11,029.76
 4/30/2010                 12,777.78               13,021.07              11,203.89
 5/31/2010                 11,822.22               12,129.63              10,309.25
 6/30/2010                 11,166.67               11,402.84               9,769.58
 7/31/2010                 11,833.33               12,124.06              10,454.07
 8/31/2010                 11,222.22               11,506.67               9,982.13
 9/30/2010                 12,688.89               12,982.01              10,872.98
10/31/2010                 13,200.00               13,717.60              11,286.69
11/30/2010                 13,188.89               13,779.11              11,288.13
12/31/2010                 13,944.44               14,531.18              12,042.54
 1/31/2011                 14,444.44               15,023.59              12,327.96
 2/28/2011                 14,911.11               15,553.91              12,750.31
 3/31/2011                 14,911.11               15,436.17              12,755.38
 4/30/2011                 15,566.67               15,994.33              13,133.13
 5/31/2011                 15,588.89               15,774.51              12,984.47
 6/30/2011                 15,211.11               15,257.67              12,768.03
 7/31/2011                 14,733.33               14,825.90              12,508.40
 8/31/2011                 13,722.22               13,714.34              11,828.92
 9/30/2011                 13,033.33               12,816.25              10,997.36
10/31/2011                 14,400.00               14,405.38              12,199.29
11/30/2011                 14,077.78               14,015.75              12,172.34
12/31/2011                 13,866.67               13,686.91              12,296.85
 1/31/2012                 14,755.56               14,833.81              12,847.93
 2/29/2012                 15,522.22               15,798.30              13,403.50
 3/31/2012                 16,300.00               16,499.14              13,844.60
 4/30/2012                 16,255.56               16,053.09              13,757.70
 5/31/2012                 15,100.00               14,634.78              12,930.86
 6/30/2012                 15,755.56               15,100.59              13,463.64
 7/31/2012                 15,822.22               14,984.72              13,650.63
 8/31/2012                 16,377.78               15,677.91              13,958.08
 9/30/2012                 16,744.44               15,955.89              14,318.78
10/31/2012                 15,744.44               15,008.77              14,054.40
11/30/2012                 16,255.56               15,386.60              14,135.93
12/31/2012                 16,377.78               15,674.54              14,264.77
 1/31/2013                 17,400.00               16,344.52              15,003.62
 2/28/2013                 17,600.00               16,391.44              15,207.29
 3/31/2013                 18,155.56               16,812.49              15,777.61
 4/30/2013                 18,277.78               16,682.62              16,081.59
 5/31/2013                 18,844.44               17,460.12              16,457.77
 6/30/2013                 18,511.11               17,257.21              16,236.76
 7/31/2013                 19,755.56               18,421.94              17,062.96
 8/31/2013                 19,522.22               18,342.60              16,568.79
 9/30/2013                 20,955.56               19,435.82              17,088.38
10/31/2013                 21,411.11               19,833.29              17,873.89
11/30/2013                 22,222.22               20,424.01              18,418.58
12/31/2013                 23,116.52               21,441.60              18,884.86
 1/31/2014                 23,779.75               21,353.78              18,231.94
 2/28/2014                 25,299.15               22,571.21              19,065.94
 3/31/2014                 24,225.92               21,967.84              19,226.20
 4/30/2014                 23,610.93               21,145.74              19,368.32
 5/31/2014                 24,575.62               21,872.01              19,822.98
 6/30/2014                 25,588.56               22,795.05              20,232.47
 7/31/2014                 25,275.03               22,453.30              19,953.45
 8/31/2014                 26,372.37               23,379.18              20,751.68
 9/30/2014                 25,877.96               22,911.95              20,460.67
10/31/2014                 26,697.96               23,408.44              20,960.42
11/30/2014                 27,964.12               24,184.87              21,524.15
12/31/2014                 27,726.89               24,069.48              21,469.93
 1/31/2015                 27,740.41               23,453.75              20,825.42

                               [END CHART]

                         Data from 1/31/05 to 1/31/15.

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Science & Technology Fund Shares to the following benchmarks:

o The unmanaged Lipper Science & Technology Funds Index tracks the total return performance of the 30 largest funds in the Lipper Science & Technology Funds category.

o The unmanaged, broad-based composite S&P 500 Index represents the weighted average performance of a group of 500 widely held, publicly traded stocks.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

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6  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

USAA SCIENCE & TECHNOLOGY FUND ADVISER SHARES (ADVISER SHARES)
(Ticker Symbol: USTCX)


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                                                 1/31/15             7/31/14
--------------------------------------------------------------------------------

Net Assets                                    $62.4 Million        $17.9 Million
Net Asset Value Per Share                        $20.28               $20.78


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 1/31/15
--------------------------------------------------------------------------------
    7/31/14 - 1/31/15*           1 YEAR             SINCE INCEPTION 8/01/10

           9.71%                 16.56%                     20.10%


--------------------------------------------------------------------------------
                   AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/14
--------------------------------------------------------------------------------
       1 YEAR                                    SINCE INCEPTION 8/01/10

       19.81%                                             20.52%


--------------------------------------------------------------------------------
                          EXPENSE RATIO AS OF 7/31/14**
--------------------------------------------------------------------------------

                                    1.41%


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. THE RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE, SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT USAA.COM.

*Total returns for periods of less than one year are not annualized. This six-month return is cumulative.

**The expense ratio represents the total annual operating expenses, before reductions of any expenses paid indirectly and including any acquired fund fees and expenses, as reported in the Fund's prospectus dated December 1, 2014, and is calculated as a percentage of average net assets. The expense ratio may differ from the expense ratio disclosed in the Financial Highlights, which excludes acquired fund fees and expenses.

Total return measures the price change in a share assuming the reinvestment of all net investment income and realized capital gain distributions, if any. The total returns quoted do not reflect adjustments made to the enclosed financial statements in accordance with U.S. generally accepted accounting principles or the deduction of taxes that a shareholder would pay on distributions (including capital gains distributions), redemption of shares, or reinvested net investment income.

================================================================================

                                                        INVESTMENT OVERVIEW |  7

================================================================================

                      o CUMULATIVE PERFORMANCE COMPARISON o

                   [CHART OF CUMULATIVE PERFORMANCE COMPARISON]

                    USAA SCIENCE &                         LIPPER SCIENCE &
                    TECHNOLOGY FUND          S&P 500       TECHNOLOGY FUNDS
                    ADVISER SHARES            INDEX             INDEX
 7/31/2010            $10,000.00           $10,000.00         $10,000.00
 8/31/2010              9,308.12             9,548.56           9,490.77
 9/30/2010             10,525.83            10,400.72          10,707.64
10/31/2010             10,950.18            10,796.45          11,314.36
11/30/2010             10,940.96            10,797.84          11,365.09
12/31/2010             11,568.27            11,519.47          11,985.40
 1/31/2011             11,974.17            11,792.50          12,391.54
 2/28/2011             12,361.62            12,196.50          12,828.96
 3/31/2011             12,352.40            12,201.36          12,731.84
 4/30/2011             12,896.68            12,562.70          13,192.22
 5/31/2011             12,905.90            12,420.50          13,010.91
 6/30/2011             12,592.25            12,213.46          12,584.62
 7/31/2011             12,195.57            11,965.10          12,228.49
 8/31/2011             11,346.86            11,315.13          11,311.67
 9/30/2011             10,784.13            10,519.69          10,570.92
10/31/2011             11,909.59            11,669.42          11,881.64
11/30/2011             11,642.07            11,643.64          11,560.27
12/31/2011             11,466.79            11,762.74          11,289.04
 1/31/2012             12,195.57            12,289.89          12,235.01
 2/29/2012             12,822.88            12,821.33          13,030.53
 3/31/2012             13,468.63            13,243.27          13,608.59
 4/30/2012             13,431.73            13,160.15          13,240.68
 5/31/2012             12,472.32            12,369.21          12,070.86
 6/30/2012             13,007.38            12,878.85          12,455.06
 7/31/2012             13,062.73            13,057.72          12,359.49
 8/31/2012             13,514.76            13,351.82          12,931.24
 9/30/2012             13,819.19            13,696.85          13,160.52
10/31/2012             12,998.15            13,443.95          12,379.33
11/30/2012             13,404.06            13,521.94          12,690.96
12/31/2012             13,505.54            13,645.19          12,928.45
 1/31/2013             14,354.24            14,351.94          13,481.06
 2/28/2013             14,511.07            14,546.77          13,519.76
 3/31/2013             14,972.32            15,092.32          13,867.05
 4/30/2013             15,073.80            15,383.10          13,759.92
 5/31/2013             15,535.06            15,742.94          14,401.21
 6/30/2013             15,249.08            15,531.53          14,233.85
 7/31/2013             16,273.06            16,321.84          15,194.53
 8/31/2013             16,088.56            15,849.13          15,129.09
 9/30/2013             17,260.15            16,346.15          16,030.79
10/31/2013             17,638.38            17,097.55          16,358.62
11/30/2013             18,293.36            17,618.58          16,845.85
12/31/2013             19,024.76            18,064.61          17,685.16
 1/31/2014             19,564.89            17,440.04          17,612.73
 2/28/2014             20,815.20            18,237.82          18,616.88
 3/31/2014             19,934.98            18,391.12          18,119.21
 4/30/2014             19,424.86            18,527.07          17,441.13
 5/31/2014             20,225.06            18,961.97          18,040.17
 6/30/2014             21,055.26            19,353.68          18,801.50
 7/31/2014             20,785.19            19,086.78          18,519.63
 8/31/2014             21,685.41            19,850.34          19,283.29
 9/30/2014             21,275.31            19,571.97          18,897.92
10/31/2014             21,955.48            20,050.02          19,307.42
11/30/2014             22,995.74            20,589.26          19,947.83
12/31/2014             22,792.97            20,537.39          19,852.66
 1/31/2015             22,804.21            19,920.87          19,344.80

                                   [END CHART]

                         Data from 7/31/10 to 1/31/15.*

The graph illustrates the comparison of a $10,000 hypothetical investment in the USAA Science & Technology Fund Adviser Shares to the Fund's benchmarks listed above (see page 6 for benchmark definitions).

*The performance of the S&P 500 Index and the Lipper Science & Technology Funds Index is calculated from the end of the month, July 31, 2010, while the inception date of the Adviser Shares is August 1, 2010. There may be a slight variation of performance numbers because of this difference.

Past performance is no guarantee of future results, and the cumulative performance quoted does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of shares. Indexes are unmanaged and you cannot invest directly in an index. The return information for the indexes does not reflect the deduction of any fees, expenses, or taxes.

================================================================================

8  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

                     o TOP 10 HOLDINGS - 1/31/15 o
                          (% of Net Assets)

Apple, Inc. .............................................................  7.7%
Cisco Systems, Inc. .....................................................  3.9%
Intel Corp. .............................................................  3.9%
Visa, Inc. "A" ..........................................................  3.1%
NXP Semiconductors N.V. .................................................  2.5%
Amazon.com, Inc. ........................................................  2.2%
Google, Inc. "A" ........................................................  2.0%
Cognizant Technology Solutions Corp. "A" ................................  1.6%
Facebook, Inc. "A" ......................................................  1.6%
Bristol-Myers Squibb Co. ................................................  1.6%

                    o ASSET ALLOCATION - 1/31/15 o

                   [PIE CHART OF ASSET ALLOCATION]

INFORMATION TECHNOLOGY                                                    59.8%
HEALTH CARE                                                               26.9%
CONSUMER DISCRETIONARY                                                     6.1%
INDUSTRIALS                                                                2.9%
CONSUMER STAPLES                                                           0.9%
MONEY MARKET INSTRUMENTS                                                   4.2%

                                   [END CHART]

Percentages are of the net assets of the Fund and may not equal 100%.

You will find a complete list of securities that the Fund owns on pages 10-17.

================================================================================

                                                        INVESTMENT OVERVIEW |  9

================================================================================

PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------
             EQUITY SECURITIES (96.6%)

             COMMON STOCKS (95.4%)

             CONSUMER DISCRETIONARY (5.9%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.9%)
    32,520   Tesla Motors, Inc.*                                                     $    6,621
                                                                                     ----------
             CONSUMER ELECTRONICS (0.8%)
   115,245   GoPro, Inc. "A"*                                                             5,733
                                                                                     ----------
             INTERNET RETAIL (3.8%)
    45,755   Amazon.com, Inc.*                                                           16,222
    48,875   Expedia, Inc.                                                                4,200
    18,935   Netflix, Inc.*                                                               8,365
                                                                                     ----------
                                                                                         28,787
                                                                                     ----------
             MOVIES & ENTERTAINMENT (0.4%)
    82,565   IMAX Corp.*                                                                  2,752
                                                                                     ----------
             Total Consumer Discretionary                                                43,893
                                                                                     ----------
             CONSUMER STAPLES (0.9%)
             -----------------------
             DRUG RETAIL (0.9%)
    40,410   CVS Health Corp.                                                             3,967
     7,150   Diplomat Pharmacy, Inc.*                                                       176
    31,490   Walgreens Boots Alliance, Inc.                                               2,322
                                                                                     ----------
                                                                                          6,465
                                                                                     ----------
             Total Consumer Staples                                                       6,465
                                                                                     ----------
             HEALTH CARE (26.9%)
             -------------------
             BIOTECHNOLOGY (7.5%)
   100,380   Achillion Pharmaceuticals, Inc.*                                             1,491
    17,720   Acorda Therapeutics, Inc.*                                                     736
    79,290   Alkermes plc*                                                                5,729
    25,510   Alnylam Pharmaceuticals, Inc.*                                               2,394
    39,835   Anacor Pharmaceuticals, Inc.*                                                1,498
   338,190   Arena Pharmaceuticals, Inc.*                                                 1,458
     1,100   Bellicum Pharmaceuticals, Inc.*                                                 27
   109,906   BioCryst Pharmaceuticals, Inc.*                                              1,119

================================================================================

10  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------
     4,282   Biogen Idec, Inc.*                                                      $    1,666
    36,200   Cepheid*                                                                     2,046
    60,200   Dicerna Pharmaceuticals, Inc.*                                               1,283
    38,900   Five Prime Therapeutics, Inc.*                                               1,023
    15,300   Foundation Medicine, Inc.*                                                     729
   101,590   Gilead Sciences, Inc.*                                                      10,650
    59,104   GlycoMimetics, Inc.*                                                           435
    36,761   Incyte Corp.*                                                                2,930
    23,420   Innate Pharma S.A.*(a)                                                         243
    64,160   Ironwood Pharmaceuticals, Inc.*                                              1,000
     1,700   Juno Therapeutics, Inc.*                                                        73
     1,740   Kite Pharma, Inc.*                                                             117
    59,696   NPS Pharmaceuticals, Inc.*                                                   2,738
    31,320   Otonomy, Inc.*                                                                 914
    30,520   Portola Pharmaceuticals, Inc.*                                                 868
    13,560   PTC Therapeutics, Inc.*                                                        745
    14,391   Regeneron Pharmaceuticals, Inc.*                                             5,996
    66,860   Regulus Therapeutics, Inc.*                                                  1,280
   129,910   Rigel Pharmaceuticals, Inc.*                                                   269
    11,466   Seattle Genetics, Inc.*                                                        357
     4,400   Synageva BioPharma Corp.*                                                      507
    28,200   T2 Biosystems, Inc.*                                                           610
    50,698   TESARO, Inc.*                                                                2,040
    63,290   Trevena, Inc.*                                                                 345
    22,912   Vertex Pharmaceuticals, Inc.*                                                2,523
                                                                                     ----------
                                                                                         55,839
                                                                                     ----------
             HEALTH CARE DISTRIBUTORS (1.4%)
    44,610   Cardinal Health, Inc.                                                        3,711
    32,090   McKesson Corp.                                                               6,824
                                                                                     ----------
                                                                                         10,535
                                                                                     ----------
             HEALTH CARE EQUIPMENT (4.6%)
    67,980   Abbott Laboratories                                                          3,043
    46,450   AtriCure, Inc.*                                                                921
    13,140   Becton, Dickinson & Co.                                                      1,814
   258,120   Boston Scientific Corp.*                                                     3,823
    46,251   Globus Medical, Inc. "A"*                                                    1,090
    14,540   Heartware International, Inc.*                                               1,214
   108,300   K2M Group Holdings, Inc.*                                                    2,047
   142,729   Medtronic plc                                                               10,191
    33,340   Ocular Therapeutix, Inc.*                                                    1,016
    51,340   St. Jude Medical, Inc.                                                       3,382
    31,320   Stryker Corp.                                                                2,852

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  11

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------
    33,041   Tornier N.V.*                                                           $      799
    62,250   TriVascular Technologies, Inc.*                                                609
    17,670   Zimmer Holdings, Inc.                                                        1,981
                                                                                     ----------
                                                                                         34,782
                                                                                     ----------
             HEALTH CARE FACILITIES (1.4%)
    16,140   Acadia Healthcare Co., Inc.*                                                   932
    45,767   Al Noor Hospitals Group plc(a)                                                 625
    66,530   HCA Holdings, Inc.*                                                          4,710
    96,563   NMC Health plc(a)                                                              737
   454,440   Phoenix Healthcare Group Co. Ltd.(a)                                           773
   133,989   Spire Healthcare Group plc*(a)                                                 647
    17,150   Universal Health Services, Inc. "B"                                          1,759
                                                                                     ----------
                                                                                         10,183
                                                                                     ----------
             HEALTH CARE SERVICES (0.3%)
    65,510   Envision Healthcare Holdings, Inc.*                                          2,252
                                                                                     ----------
             HEALTH CARE SUPPLIES (0.2%)
    19,017   DENTSPLY International, Inc.                                                   951
    31,670   Endologix, Inc.*                                                               441
                                                                                     ----------
                                                                                          1,392
                                                                                     ----------
             HEALTH CARE TECHNOLOGY (1.6%)
    57,865   Allscripts Healthcare Solutions, Inc.*                                         689
    11,830   athenahealth, Inc.*                                                          1,653
    42,980   IMS Health Holdings, Inc.*                                                   1,058
   434,900   M3, Inc.(a)                                                                  8,746
                                                                                     ----------
                                                                                         12,146
                                                                                     ----------
             LIFE SCIENCES TOOLS & SERVICES (0.8%)
    25,960   Agilent Technologies, Inc.                                                     981
     6,539   MorphoSys AG*(a)                                                               561
    38,390   PRA Health Sciences, Inc.*                                                   1,003
    14,640   Quintiles Transnational Holdings, Inc.*                                        886
    20,050   Thermo Fisher Scientific, Inc.                                               2,510
                                                                                     ----------
                                                                                          5,941
                                                                                     ----------
             MANAGED HEALTH CARE (1.7%)
    60,140   Aetna, Inc.                                                                  5,522
    38,010   Cigna Corp.                                                                  4,061
    31,900   Qualicorp S.A.*                                                                316
    24,690   UnitedHealth Group, Inc.                                                     2,623
                                                                                     ----------
                                                                                         12,522
                                                                                     ----------
             PHARMACEUTICALS (7.4%)
    36,180   Actavis plc*                                                                 9,643
    73,411   Aerie Pharmaceuticals, Inc.*                                                 2,053

================================================================================

12  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------
    19,872   Almirall, S.A.*(a)                                                      $      347
    45,630   AstraZeneca plc ADR                                                          3,242
   194,790   Bristol-Myers Squibb Co.                                                    11,740
    58,500   Daiichi Sankyo Co. Ltd.(a)                                                     848
    26,200   Eisai Co. Ltd.(a)                                                            1,305
    48,600   Eli Lilly and Co.                                                            3,499
    18,530   Hospira, Inc.*                                                               1,175
    12,080   Johnson & Johnson                                                            1,210
    52,415   Medicines Co.*                                                               1,503
    46,160   MediWound Ltd.*                                                                406
    54,310   Merck & Co., Inc.                                                            3,274
    26,570   Mylan, Inc.*                                                                 1,412
     7,800   Ono Pharmaceutical Co. Ltd.(a)                                                 822
    20,522   Sanofi(a)                                                                    1,891
    98,320   Shionogi & Co. Ltd.(a)                                                       2,956
    47,618   Tetraphase Pharmaceuticals, Inc.*                                            1,731
    48,263   Teva Pharmaceutical Industries Ltd. ADR                                      2,744
    23,798   UCB S.A.(a)                                                                  1,849
    81,285   XenoPort, Inc.*                                                                677
    21,260   Zoetis, Inc.                                                                   908
                                                                                     ----------
                                                                                         55,235
                                                                                     ----------
             Total Health Care                                                          200,827
                                                                                     ----------
             INDUSTRIALS (2.8%)
             ------------------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.7%)
    77,700   Nidec Corp.(a)                                                               5,292
                                                                                     ----------
             HUMAN RESOURCE & EMPLOYMENT SERVICES (0.4%)
    60,705   WageWorks, Inc.*                                                             3,341
                                                                                     ----------
             RESEARCH & CONSULTING SERVICES (1.7%)
    71,195   Equifax, Inc.                                                                6,013
    88,910   Huron Consulting Group, Inc.*                                                6,688
                                                                                     ----------
                                                                                         12,701
                                                                                     ----------
             Total Industrials                                                           21,334
                                                                                     ----------
             INFORMATION TECHNOLOGY (58.9%)
             ------------------------------
             APPLICATION SOFTWARE (0.2%)
    86,550   Cadence Design Systems, Inc.*                                                1,557
                                                                                     ----------
             COMMUNICATIONS EQUIPMENT (6.2%)
    39,930   Arista Networks, Inc.*                                                       2,520
   193,150   CIENA Corp.*                                                                 3,577
 1,104,805   Cisco Systems, Inc.                                                         29,128

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  13

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------
    60,855   F5 Networks, Inc.*                                                      $    6,793
   216,878   Sonus Networks, Inc.*                                                        4,138
                                                                                     ----------
                                                                                         46,156
                                                                                     ----------
             DATA PROCESSING & OUTSOURCED SERVICES (9.7%)
    26,767   Alliance Data Systems Corp.*                                                 7,731
    81,471   Automatic Data Processing, Inc.                                              6,724
    93,585   Cardtronics, Inc.*                                                           3,145
   124,740   EVERTEC, Inc.                                                                2,502
   468,635   Genpact Ltd.*                                                                9,406
   142,019   Heartland Payment Systems, Inc.                                              7,068
    94,315   Vantiv, Inc. "A"*                                                            3,244
   120,555   VeriFone Systems, Inc.*                                                      3,784
    89,620   Visa, Inc. "A"                                                              22,845
    61,920   WEX, Inc.*                                                                   5,700
                                                                                     ----------
                                                                                         72,149
                                                                                     ----------
             ELECTRONIC COMPONENTS (2.6%)
   456,000   Delta Electronics, Inc.(a)                                                   2,787
    40,000   Largan Precision Co. Ltd.(a)                                                 3,325
    30,400   Murata Manufacturing Co. Ltd.(a)                                             3,280
 4,321,000   Sunny Optical Technology Group Co. Ltd.(a)                                   6,564
    51,200   TDK Corp.(a)                                                                 3,188
                                                                                     ----------
                                                                                         19,144
                                                                                     ----------
             ELECTRONIC MANUFACTURING SERVICES (0.7%)
   882,500   AAC Technologies Holdings, Inc.(a)                                           5,632
                                                                                     ----------
             INTERNET SOFTWARE & SERVICES (8.0%)
    85,735   Akamai Technologies, Inc.*                                                   4,986
    54,660   Alibaba Group Holding Ltd. ADR*                                              4,869
    14,494   Baidu, Inc. ADR*                                                             3,159
   151,029   Dropbox, Inc., acquired 5/01/2012; cost $1,367*(a),(b),(c)                   2,885
    50,915   eBay, Inc.*                                                                  2,699
    38,630   Everyday Health, Inc.*                                                         536
   161,626   Facebook, Inc. "A"*                                                         12,269
    28,165   Google, Inc. "A"*                                                           15,140
    68,900   GrubHub, Inc.*                                                               2,372
   105,900   Marketo, Inc.*                                                               3,646
   308,200   Tencent Holdings Ltd.(a)                                                     5,199
    32,324   Yelp, Inc.*                                                                  1,696
                                                                                     ----------
                                                                                         59,456
                                                                                     ----------
             IT CONSULTING & OTHER SERVICES (3.0%)
   122,821   Accenture plc "A"                                                           10,321
   228,344   Cognizant Technology Solutions Corp. "A"*                                   12,360
                                                                                     ----------
                                                                                         22,681
                                                                                     ----------

================================================================================

14  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

-----------------------------------------------------------------------------------------------
                                                                                         MARKET
NUMBER                                                                                    VALUE
OF SHARES    SECURITY                                                                     (000)
-----------------------------------------------------------------------------------------------
             SEMICONDUCTOR EQUIPMENT (2.8%)
   321,010   Applied Materials, Inc.                                                 $    7,332
   297,500   ASM Pacific Technology Ltd.(a)                                               2,693
    64,625   ASML Holding N.V.                                                            6,717
    56,000   Hermes Microvision, Inc.(a)                                                  2,661
    46,080   MKS Instruments, Inc.                                                        1,614
                                                                                     ----------
                                                                                         21,017
                                                                                     ----------
             SEMICONDUCTORS (11.6%)
   156,388   ARM Holdings plc(a)                                                          2,440
   317,200   Freescale Semiconductor Ltd.*                                               10,179
   879,248   Intel Corp.                                                                 29,050
   321,000   MediaTek, Inc.(a)                                                            4,901
   234,795   NXP Semiconductors N.V.*                                                    18,629
    55,985   Power Integrations, Inc.                                                     2,888
   196,152   SK Hynix, Inc.(a)                                                            8,458
    42,900   Spansion, Inc. "A"*                                                          1,521
    98,000   SunEdison Semiconductor Ltd.*                                                1,917
 1,451,200   Taiwan Semiconductor Manufacturing Co. Ltd.(a)                               6,444
                                                                                     ----------
                                                                                         86,427
                                                                                     ----------
             SYSTEMS SOFTWARE (2.4%)
   181,505   Fleetmatics Group plc*                                                       6,427
   165,741   Mavenir Systems, Inc.*                                                       1,984
   242,510   Microsoft Corp.                                                              9,797
                                                                                     ----------
                                                                                         18,208
                                                                                     ----------
             TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (11.7%)
   492,045   Apple, Inc.                                                                 57,648
   259,000   Catcher Technology Co. Ltd.(a)                                               2,266
   274,910   Hewlett-Packard Co.                                                          9,932
 3,301,480   Lenovo Group Ltd.(a)                                                         4,266
   742,000   NEC Corp.(a)                                                                 2,090
   241,480   Nimble Storage, Inc.*                                                        5,416
    57,110   Western Digital Corp.                                                        5,553
                                                                                     ----------
                                                                                         87,171
                                                                                     ----------
             Total Information Technology                                               439,598
                                                                                     ----------
             Total Common Stocks (cost: $533,387)                                       712,117
                                                                                     ----------

             PREFERRED STOCKS (1.2%)

             CONSUMER DISCRETIONARY (0.2%)
             -----------------------------
             COMPUTER & ELECTRONICS RETAIL (0.2%)
    94,942   Pure Storage, Inc. "F", acquired 4/16/2014; cost $1,493*(a),(b),(c)          1,397
                                                                                     ----------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  15

================================================================================

-----------------------------------------------------------------------------------------------------
                                                                                               MARKET
NUMBER                                                                                          VALUE
OF SHARES   SECURITY                                                                            (000)
-----------------------------------------------------------------------------------------------------
            INDUSTRIALS (0.1%)
            ------------------
            INDUSTRIAL MACHINERY (0.1%)
    37,837  Cloudera, Inc. "F", acquired 2/05/2014; cost $551*(a),(b),(c)                    $  1,249

            INFORMATION TECHNOLOGY (0.9%)
            -----------------------------
            INTERNET SOFTWARE & SERVICES (0.6%)
   133,140  Uber Technologies, Inc., acquired 6/05/2014 - 12/15/14; cost $2,065*(a),(b),(c)     4,436
                                                                                             --------
            TECHNOLOGY HARDWARE, STORAGE, & PERIPHERALS (0.3%)
   151,427  Nutanix, Inc., acquired 8/25/2014; cost $2,029*(a),(b),(c)                          2,371
                                                                                             --------
            Total Information Technology                                                        6,807
                                                                                             --------
            Total Preferred Stocks (cost: $6,138)                                               9,453
                                                                                             --------
            Total Equity Securities (cost: $539,525)                                          721,570
                                                                                             --------

            MONEY MARKET INSTRUMENTS (4.2%)

            MONEY MARKET FUNDS (4.2%)
31,195,742  State Street Institutional Liquid Reserves Fund Premier Class, 0.09%(d)            31,196
                                                                                             --------
            Total Money Market Instruments (cost: $31,196)                                     31,196
                                                                                             --------

            TOTAL INVESTMENTS (COST: $570,721)                                               $752,766
                                                                                             ========

-----------------------------------------------------------------------------------------------------
                                                                                           UNREALIZED
                                         FORWARD                           CONTRACT      APPRECIATION
NUMBER OF                                CURRENCY            SETTLEMENT      VALUE     (DEPRECIATION)
CONTRACTS      COUNTERPARTY              CONTRACTS              DATE         (000)              (000)
-----------------------------------------------------------------------------------------------------
               CONTRACTS TO SELL (0.3%)
248,423,000    Goldman Sachs
               International             Japanese Yen        03/18/2015    $2,116              $(39)
                                                                           -------------------------
                                         RECEIVABLE AMOUNT ($2,077)        $2,116              $(39)
                                                                           =========================

================================================================================

16  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

------------------------------------------------------------------------------------------------------
($ in 000s)                                           VALUATION HIERARCHY
------------------------------------------------------------------------------------------------------
                                           (LEVEL 1)          (LEVEL 2)         (LEVEL 3)
                                       QUOTED PRICES  OTHER SIGNIFICANT       SIGNIFICANT
                                   IN ACTIVE MARKETS         OBSERVABLE      UNOBSERVABLE
ASSETS                          FOR IDENTICAL ASSETS             INPUTS            INPUTS        TOTAL
------------------------------------------------------------------------------------------------------
Equity Securities:
  Common Stocks                             $615,396            $93,836          $ 2,885      $712,117
  Preferred Stocks                                 -                  -            9,453         9,453

Money Market Instruments:
  Money Market Funds                          31,196                  -                -        31,196
------------------------------------------------------------------------------------------------------
Total                                       $646,592            $93,836          $12,338      $752,766
------------------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------------------
Forward Currency Contracts to Sell*         $      -             $ (39)          $     -      $    (39)
------------------------------------------------------------------------------------------------------

*Forward currency contracts are valued at the unrealized appreciation/(depreciation) of the contract.

Reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

-------------------------------------------------------------------------------------------------------
                                                              COMMON STOCKS            PREFERRED STOCKS
-------------------------------------------------------------------------------------------------------
Balance as of July 31, 2014                                          $2,711                      $4,400
Purchases                                                                 -                       2,029
Sales                                                                  (363)                          -
Transfers into Level 3                                                    -                           -
Transfers out of Level 3                                                  -                           -
Net realized gain (loss) on investments                                 191                           -
Change in net unrealized appreciation/depreciation on investments       346                       3,024
-------------------------------------------------------------------------------------------------------
Balance as of January 31, 2015                                       $2,885                      $9,453
-------------------------------------------------------------------------------------------------------

For the period of August 1, 2014, through January 31, 2015, common stocks with fair value of $504,000 were transferred from Level 1 to Level 2. Due to an assessment of events at the end of the reporting period, these securities had adjustments to their foreign market closing prices to reflect changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets. The Fund's policy is to recognize any transfers into and out of the levels as of the beginning of the period in which the event or circumstance that caused the transfer occurred.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  17

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

o  GENERAL NOTES

   Market values of securities are determined by procedures and practices discussed in Note 1 to the financial statements.

   The portfolio of investments category percentages shown represent the percentages of the investments to net assets, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 18.9% of net assets at January 31, 2015.

   The Fund may rely on certain Securities and Exchange Commission (SEC) exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the Investment Company Act of 1940, as amended, that would otherwise be applicable.

o  PORTFOLIO ABBREVIATION(S) AND DESCRIPTION(S)

   ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

o  SPECIFIC NOTES

   (a) Security was fair valued at January 31, 2015, by USAA Asset Management Company (the Manager) in accordance with valuation procedures approved by USAA Mutual Funds Trust's Board of

================================================================================

18  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

       Trustees (the Board). The total value of all such securities was $106,174,000, which represented 14.2% of the Fund's net assets.

   (b) Security deemed illiquid by the Manager, under liquidity guidelines approved by the Board. The aggregate market value of these securities at January 31, 2015, was $12,338,000, which represented 1.7% of the Fund's net assets.

   (c) Restricted security that is not registered under the Securities Act of 1933.

   (d) Rate represents the money market fund annualized seven-day yield at January 31, 2015.

    *  Non-income-producing security.

See accompanying notes to financial statements.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  19

================================================================================

STATEMENT OF ASSETS AND LIABILITIES (IN THOUSANDS)

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

ASSETS
   Investments in securities, at market value (cost of $570,721)                      $752,766
   Receivables:
      Capital shares sold                                                                1,757
      Dividends and interest                                                               151
      Securities sold                                                                   15,344
                                                                                      --------
          Total assets                                                                 770,018
                                                                                      --------
LIABILITIES
   Payables:
      Securities purchased                                                              22,422
      Capital shares redeemed                                                              264
   Unrealized depreciation on foreign currency contracts held, at value                     39
   Accrued management fees                                                                 489
   Accrued transfer agent's fees                                                            26
   Other accrued expenses and payables                                                      74
                                                                                      --------
          Total liabilities                                                             23,314
                                                                                      --------
             Net assets applicable to capital shares outstanding                      $746,704
                                                                                      ========
NET ASSETS CONSIST OF:
   Paid-in capital                                                                    $557,653
   Accumulated undistributed net investment loss                                       (11,782)
   Accumulated net realized gain on investments                                         18,828
   Net unrealized appreciation of investments                                          182,045
   Net unrealized depreciation of foreign currency translations                            (40)
                                                                                      --------
             Net assets applicable to capital shares outstanding                      $746,704
                                                                                      ========
   Net asset value, redemption price, and offering price per share:
      Fund Shares (net assets of $684,319/33,351 shares outstanding)                  $  20.52
                                                                                      ========
      Adviser Shares (net assets of $62,385/3,076 shares outstanding)                 $  20.28
                                                                                      ========

See accompanying notes to financial statements.

================================================================================

20  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

STATEMENT OF OPERATIONS (IN THOUSANDS)

Six-month period ended January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

INVESTMENT INCOME
   Dividends (net of foreign taxes withheld of $31)                                   $  3,012
   Interest                                                                                  7
                                                                                      --------
      Total income                                                                       3,019
                                                                                      --------
EXPENSES
   Management fees                                                                       2,647
   Administration and servicing fees:
      Fund Shares                                                                          479
      Adviser Shares                                                                        27
   Transfer agent's fees:
      Fund Shares                                                                          617
      Adviser Shares                                                                        19
   Distribution and service fees (Note 6E):
      Adviser Shares                                                                        45
   Custody and accounting fees:
      Fund Shares                                                                           84
      Adviser Shares                                                                         4
   Postage:
      Fund Shares                                                                           32
      Adviser Shares                                                                         1
   Shareholder reporting fees:
      Fund Shares                                                                           22
   Trustees' fees                                                                           12
   Registration fees:
      Fund Shares                                                                           13
      Adviser Shares                                                                        11
   Professional fees                                                                        42
   Other                                                                                     7
                                                                                      --------
            Total expenses                                                               4,062
   Expenses paid indirectly:
      Fund Shares                                                                           (2)
                                                                                      --------
            Net expenses                                                                 4,060
                                                                                      --------
NET INVESTMENT LOSS                                                                     (1,041)
                                                                                      --------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FOREIGN CURRENCY
   Net realized gain on:
      Investments                                                                       31,048
      Foreign currency transactions                                                        341
   Change in net unrealized appreciation/depreciation of:
        Investments                                                                     31,032
        Foreign currency translations                                                      (56)
                                                                                      --------
            Net realized and unrealized gain                                            62,365
                                                                                      --------
   Increase in net assets resulting from operations                                   $ 61,324
                                                                                      ========

See accompanying notes to financial statements.

================================================================================

                                                      FINANCIAL STATEMENTS |  21

================================================================================

STATEMENTS OF CHANGES IN NET ASSETS (IN THOUSANDS)

Six-month period ended January 31, 2015 (unaudited), and year ended July
31, 2014

--------------------------------------------------------------------------------------------------
                                                                        1/31/2015        7/31/2014
--------------------------------------------------------------------------------------------------
FROM OPERATIONS
   Net investment loss                                                   $ (1,041)       $  (2,366)
   Net realized gain on investments                                        31,048           87,867
   Net realized gain on foreign currency transactions                         341              125
   Change in net unrealized appreciation/depreciation of:
       Investments                                                         31,032           40,583
       Foreign currency translations                                          (56)              12
                                                                         -------------------------
   Increase in net assets resulting from operations                        61,324          126,221
                                                                         -------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income:
       Fund Shares                                                         (9,864)         (10,525)
       Adviser Shares                                                        (804)            (204)
                                                                         -------------------------
           Total distributions of net investment income                   (10,668)         (10,729)
                                                                         -------------------------
   Net realized gains:
       Fund Shares                                                        (63,662)         (29,570)
       Adviser Shares                                                      (4,386)            (645)
                                                                         -------------------------
           Total distributions of net realized gains                      (68,048)         (30,215)
                                                                         -------------------------
   Distributions to shareholders                                          (78,716)         (40,944)
                                                                         -------------------------
NET INCREASE IN NET ASSETS FROM CAPITAL
SHARE TRANSACTIONS (NOTE 5)
   Fund Shares                                                            109,702           69,515
   Adviser Shares                                                          46,878            7,290
                                                                         -------------------------
       Total net increase in net assets from capital
         share transactions                                               156,580           76,805
                                                                         -------------------------
   Capital contribution from USAA Transfer
       Agency Company
       Fund Shares                                                              -                6
                                                                         -------------------------
   Net increase in net assets                                             139,188          162,088

NET ASSETS
   Beginning of period                                                    607,516          445,428
                                                                         -------------------------
   End of period                                                         $746,704        $ 607,516
                                                                         =========================
Accumulated undistributed net investment loss:
   End of period                                                         $(11,782)       $     (73)
                                                                         =========================

See accompanying notes to financial statements.

================================================================================

22  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

NOTES TO FINANCIAL STATEMENTS

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940, as amended (the 1940 Act), is an open-end management investment company organized as a Delaware statutory trust consisting of 52 separate funds. Additionally, the Fund qualifies as a registered investment company under Accounting Standards Codification Topic 946. The information presented in this semiannual report pertains only to the USAA Science & Technology Fund (the
Fund), which is classified as diversified under the 1940 Act. The Fund's investment objective is to seek long-term capital appreciation.

The Fund consists of two classes of shares: Science & Technology Fund Shares (Fund Shares) and Science & Technology Fund Adviser Shares (Adviser Shares). Each class of shares has equal rights to assets and earnings, except that each class bears certain class-related expenses specific to the particular class. These expenses include administration and servicing fees, transfer agent fees, postage, shareholder reporting fees, distribution and service (12b-1) fees, and certain registration and custodian fees. Expenses not attributable to a specific class, income, and realized gains or losses on investments are allocated to each class of shares based on each class's relative net assets. Each class has exclusive voting rights on matters related solely to that class and separate voting rights on matters that relate to both classes. The Adviser Shares permit investors to purchase shares through financial intermediaries, including banks, broker-dealers, insurance companies, investment advisers, plan sponsors, and financial professionals that provide various administrative and distribution services.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  23

================================================================================

A. SECURITY VALUATION - The Trust's Board of Trustees (the Board) has established the Valuation Committee (the Committee), and subject to Board oversight, the Committee administers and oversees the Fund's valuation policies and procedures which are approved by the Board. Among other things, these policies and procedures allow the Fund to utilize independent pricing services, quotations from securities dealers, and a wide variety of sources and information to establish and adjust the fair value of securities as events occur and circumstances warrant.

   The Committee reports to the Board on a quarterly basis and makes recommendations to the Board as to pricing methodologies and services used by the Fund and presents additional information to the Board regarding application of the pricing and fair valuation policies and procedures during the preceding quarter.

   The Committee meets as often as necessary to make pricing and fair value determinations. In addition, the Committee holds regular monthly meetings to review prior actions taken by the Committee and USAA Asset Management Company (the Manager). Among other things, these monthly meetings include a review and analysis of back testing reports, pricing service quotation comparisons, illiquid securities and fair value determinations, pricing movements, and daily stale price monitoring.

   The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the NYSE is open) as set forth below:

   1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices generally is used.

================================================================================

24  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

   2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, the Manager, an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser(s) have agreed to notify the Manager of significant events they identify that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Board, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

   3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

   4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  25

================================================================================

   5. Repurchase agreements are valued at cost, which approximates market value.

   6. Forward currency contracts are valued on a daily basis using foreign currency exchange rates obtained from an independent pricing service.

   7. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser(s), if applicable, under valuation procedures approved by the Board. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

       Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS - Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

   Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

================================================================================

26  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

   Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices. Level 2 securities include certain common stocks which are valued based on methods discussed in
   Note 1A2 and forward currency contracts value based on methods discussed in
   Note 1A6.

   Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

   The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

   For the securities valued using significant unobservable inputs, market quotations were not available from the pricing services. As such, the securities were valued in good faith using methods determined by the Manager, under valuation procedures approved by the Board. The valuation of securities falling in the Level 3 category are valued at the last quoted or purchase price. However, these securities are included in the Level 3 category due to limited market transparency and or a lack of corroboration to support the quoted prices.

   The methods used may include valuation models that rely on significant assumptions and or unobservable inputs to determine the fair value measurement for the securities. A market-based approach may be employed using related or comparable securities, recent transactions, market multiples, book values and other relevant information or an income-based approach may be employed whereby estimated future cash flows are discounted to determine the fair value. In some cases discounts may be applied due to market liquidity limitations.

   The valuation methodology for certain level 3 securities changed during the period. Securities that were previously valued based on purchase price, are now being fair valued using valuation models as a result of additional data becoming available subsequent to the date of purchase.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  27

================================================================================

   Securities that were using valuation models are now being valued at the last quoted or purchase price as a result of trading activity.

   Refer to the portfolio of investments for a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value.

                 QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS

                          FAIR VALUE AT                       SIGNIFICANT
                        JANUARY 31, 2015     VALUATION       UNOBSERVABLE
ASSETS                    ($ IN 000's)      TECHNIQUE(S)        INPUT(S)          RANGE
------------------------------------------------------------------------------------------
EQUITY SECURITIES:
Preferred Stocks        $3,768            Market       Revenue Multiple(a)         4.4x
                                       Comparables     Discount for lack
                                                         of marketability(b)        10%
------------------------------------------------------------------------------------------

    (a) Represents amounts used when the reporting entity has determined that market participants would use such multiples when pricing the security.

    (b) Represents amounts used when the reporting entity has determined that market participants would take into account these discounts when pricing the security.

    Increases in the earnings before interest depreciation and amortization (EBITDA), revenue multiples, or earnings per share will increase the value of the security while an increase in the discount for lack of marketability will decrease the value of the security.

C. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES - The Fund may buy, sell, and enter into certain types of derivatives, including, but not limited to futures contracts, options, options on futures contracts, and forward currency contracts, under circumstances in which such instruments are expected by the portfolio manager to aid in achieving the Fund's investment objective. The Fund also may use derivatives in circumstances where the portfolio manager believes they offer an economical means of gaining exposure to a particular asset class or securities market or to keep cash on hand to meet shareholder redemptions or other needs while maintaining exposure to the market. With exchange-listed futures contracts and options, counterparty credit risk to the Fund is limited to the exchange's clearinghouse which, as counterparty to all exchange-

================================================================================

28  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    traded futures contracts and options, guarantees the transactions against default from the actual counterparty to the trade. The Fund's derivative agreements held at January 31, 2015, did not include master netting provisions.

    FORWARD CURRENCY CONTRACTS - The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may enter into transactions to purchase or sell forward currency contracts in order to gain exposure to, or hedge against, changes in foreign exchange rates on its investment in securities traded in foreign countries. Forward currency contracts are agreements to exchange one currency for another at a future date and at a specified price. When the Fund believes that the currency of a specific country may deteriorate relative to the U.S. dollar, it may enter into a forward contract to sell that currency. The Fund bears the market risk that arises from changes in foreign exchange rates and the credit risk that a counterparty may fail to perform under a contract. When the contracts are settled, the Fund records a realized gain or loss equal to the difference in the forward currency exchange rates at the trade dates and at the settlement dates. Certain of the Fund's foreign currency contracts are entered into pursuant to International Swaps and Derivative Association (ISDA) Master Agreements, which may contain netting provisions providing for the net settlement of all transactions and collateral with the Fund through a single payment in the event of default or termination. The Fund's net equity in open forward currency contracts is included in the statement of assets and liabilities as net unrealized appreciation or depreciation and is generated from differences in the forward currency exchange rates at the trade dates of the contracts and the rates at the reporting date. For the six-month period ended January 31, 2015, the Fund held investments in forward currency contracts with a net value of $(39,000), on the Statement of Assets and

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  29

================================================================================

    Liabilities. Details on the collateral are included below the portfolio of investments.

    FAIR VALUES OF DERIVATIVE INSTRUMENTS AS OF JANUARY 31, 2015*
    (IN THOUSANDS)

                                      ASSET DERIVATIVES                   LIABILITY DERIVATIVES
    ---------------------------------------------------------------------------------------------
    DERIVATIVES                 STATEMENT OF                        STATEMENT OF
    NOT ACCOUNTED               ASSETS AND                          ASSETS AND
    FOR AS HEDGING              LIABILITIES                         LIABILITIES
    INSTRUMENTS                 LOCATION           FAIR VALUE       LOCATION           FAIR VALUE
    ---------------------------------------------------------------------------------------------
    Foreign exchange                               $-               Net unrealized        $39**
    contracts                                                       depreciation of
                                                                    foreign currency
                                                                    translations
    ---------------------------------------------------------------------------------------------

     * For open derivative instruments as of January 31, 2015, see the portfolio of investments, which also is indicative of activity for the six-month period ended January 31, 2015.

    ** Includes cumulative appreciation (depreciation) of forward currency contracts as reported on the portfolio of investments. Only current day's variation margin is reported within the statement of assets and liabilities.

    THE EFFECT OF DERIVATIVE INSTRUMENTS ON THE STATEMENT OF OPERATIONS FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2015
    (IN THOUSANDS)

    DERIVATIVES                                                              CHANGE IN UNREALIZED
    NOT ACCOUNTED           STATEMENT OF              REALIZED GAIN          APPRECIATION
    FOR AS HEDGING          OPERATIONS                (LOSS) ON              (DEPRECIATION)
    INSTRUMENTS             LOCATION                  DERIVATIVES            ON DERIVATIVES
    ----------------------------------------------------------------------------------------------
    Foreign                 Net realized gain            $341                    $(56)
    exchange                on foreign currency
    contracts*              transactions/ Change
                            in net unrealized
                            appreciation/depreciation
                            of foreign currency
                            translations
    ----------------------------------------------------------------------------------------------

    * Includes forward currency contracts as reported on the portfolio of investments, which are reported as a component of foreign currency transactions/translations.

D. FEDERAL TAXES - The Fund's policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income to its shareholders. Therefore, no federal income tax provision is required.

================================================================================

30  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

E. INVESTMENTS IN SECURITIES - Security transactions are accounted for on the date the securities are purchased or sold (trade date). Gains or losses from sales of investment securities are computed on the identified cost basis. Dividend income, less foreign taxes, if any, is recorded on the ex-dividend date. If the ex-dividend date has passed, certain dividends from foreign securities are recorded upon notification. Interest income is recorded daily on the accrual basis. Discounts and premiums on short-term securities are amortized on a straight-line basis over the life of the respective securities.

F. FOREIGN CURRENCY TRANSLATIONS - The Fund's assets may be invested in the securities of foreign issuers and may be traded in foreign currency. Since the Fund's accounting records are maintained in U.S. dollars, foreign currency amounts are translated into U.S. dollars on the following bases:

    1. Purchases and sales of securities, income, and expenses at the exchange rate obtained from an independent pricing service on the respective dates of such transactions.

    2. Market value of securities, other assets, and liabilities at the exchange rate obtained from an independent pricing service on a daily basis.

    The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

    Separately, net realized foreign currency gains/losses may arise from sales of foreign currency, currency gains/losses realized between the trade and settlement dates on security transactions, and from the difference between amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts received. At the end of the Fund's fiscal year, these net realized foreign currency gains/losses are reclassified from accumulated net realized gain/loss to accumulated undistributed net investment income on the statement of assets and liabilities as such amounts are treated as ordinary income/loss for tax purposes. Net unrealized foreign currency exchange gains/losses

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  31

================================================================================

    arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

G. EXPENSES PAID INDIRECTLY - A portion of the brokerage commissions that the Fund pays may be recaptured as a credit that is tracked and used by the custodian to directly reduce expenses paid by the Fund. In addition, through arrangements with the Fund's custodian and other banks utilized by the Fund for cash management purposes, realized credits, if any, generated from cash balances in the Fund's bank accounts may be used to directly reduce the Fund's expenses. For the six-month period ended January 31, 2015, brokerage commission recapture credits reduced the expenses of the Fund Shares and Adviser Shares by $2,000 and less than $500, respectively. For the six-month period ended January 31, 2015, there were no custodian and other bank credits.

H. INDEMNIFICATIONS - Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties that provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

I. USE OF ESTIMATES - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that may affect the reported amounts in the financial statements.

(2) LINE OF CREDIT

The Fund participates in a joint, short-term, revolving, committed loan agreement of $500 million with USAA Capital Corporation (CAPCO), an affiliate of the Manager. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Subject to availability, the Fund may borrow from CAPCO an amount up to 5% of the Fund's total assets at an interest rate based on the London Interbank Offered Rate (LIBOR).

================================================================================

32  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

The USAA Funds that are party to the loan agreement are assessed facility fees by CAPCO in the amount of 7.0 basis points of the amount of the committed loan agreement. The facility fees are allocated among the Funds based on their respective average net assets for the period.

For the six-month period ended January 31, 2015, the Fund paid CAPCO facility fees of $2,000, which represents 1.0% of the total fees paid to CAPCO by the USAA Funds. The Fund had no borrowings under this agreement during the six-month period ended January 31, 2015.

(3) DISTRIBUTIONS

The tax basis of distributions and accumulated undistributed net investment income will be determined based upon the Fund's tax year-end of July 31, 2015, in accordance with applicable tax law.

Distributions of net investment income and realized gains from security transactions not offset by capital losses are made annually in the succeeding fiscal year or as otherwise required to avoid the payment of federal taxes.

The Fund is permitted to carry forward post-enactment capital losses indefinitely. Additionally, such capital losses that are carried forward will retain their character as short-term and/or long-term capital losses. Post-enactment capital loss carryforwards must be used before pre-enactment capital loss carryforwards. As a result, pre-enactment capital loss carryforwards may be more likely to expire unused.

At July 31, 2014, the Fund had no capital loss carryforwards, for federal income tax purposes.

For the six-month period ended January 31, 2015, the Fund did not incur any income tax, interest, or penalties, and has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions. On an ongoing basis, the Manager will monitor its tax positions to determine if adjustments to this conclusion are necessary. The statute of limitations on the Fund's tax return filings generally remain open for the three preceding fiscal reporting year ends and remain subject to examination by the Internal Revenue Service and state taxing authorities.

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  33

================================================================================

(4) INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales/maturities of securities, excluding short-term securities, for the six-month period ended January 31, 2015, were $293,664,000 and $229,313,000, respectively.

As of January 31, 2015, the cost of securities, including short-term securities, for federal income tax purposes, was approximately the same as that reported in the financial statements.

Gross unrealized appreciation and depreciation of investments as of January 31, 2015, were $191,380,000 and $9,335,000, respectively, resulting in net unrealized appreciation of $182,045,000.

(5) CAPITAL SHARE TRANSACTIONS

At January 31, 2015, there were an unlimited number of shares of capital stock at no par value authorized for the Fund.

Capital share transactions for all classes were as follows, in thousands:

                                           SIX-MONTH
                                          PERIOD ENDED               YEAR ENDED
                                        JANUARY 31, 2015            JULY 31, 2014
---------------------------------------------------------------------------------------
                                     SHARES         AMOUNT        SHARES        AMOUNT
                                    ---------------------------------------------------
 FUND SHARES:
 Shares sold                         3,981         $ 84,774       5,704        $113,223
 Shares issued from
  reinvested dividends               3,443           71,830       2,093          39,604
 Shares redeemed                    (2,210)         (46,902)     (4,216)        (83,312)
                                    ---------------------------------------------------
 Net increase from capital
  share transactions                 5,214         $109,702       3,581        $ 69,515
                                    ===================================================
 ADVISER SHARES:
 Shares sold                         2,596         $ 54,616         465        $  9,331
 Shares issued from
  reinvested dividends                 190            3,924           5              93
 Shares redeemed                      (571)         (11,662)       (108)         (2,134)
                                    ---------------------------------------------------
 Net increase from capital
  share transactions                 2,215         $ 46,878         362        $  7,290
                                    ===================================================

================================================================================

34  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

(6) TRANSACTIONS WITH MANAGER

A. MANAGEMENT FEES - The Manager provides investment management services to the Fund pursuant to an Advisory Agreement. Under this agreement, the Manager is responsible for managing the business and affairs of the Fund. The Manager is authorized to select (with approval of the Board and without shareholder approval) one or more subadvisers to manage the actual day-to-day investment of a portion of the Fund's assets.

   The Manager monitors each subadviser's performance through quantitative and qualitative analysis and periodically reports to the Board as to whether each subadviser's agreement should be renewed, terminated, or modified. The Manager also is responsible for allocating assets to the subadviser(s). The allocation for each subadviser could range from 0% to 100% of the Fund's assets, and the Manager could change the allocations without shareholder approval.

   The investment management fee for the Fund is comprised of a base fee and a performance adjustment. The Fund's base fee is accrued daily and paid monthly at an annualized rate of 0.75% of the Fund's average net assets for the fiscal year.

   The performance adjustment is calculated separately for each share class on a monthly basis by comparing each class's performance to that of the Lipper Science & Technology Funds Index over the performance period. The Lipper Science & Technology Funds Index tracks the total return performance of the 30 largest funds within the Lipper Science & Technology Funds category. The performance period for each class

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  35

================================================================================

    consists of the current month plus the previous 35 months. The following table is utilized to determine the extent of the performance adjustment:

    OVER/UNDER PERFORMANCE
    RELATIVE TO INDEX                                  ANNUAL ADJUSTMENT RATE
    (IN BASIS POINTS)(1)                               (IN BASIS POINTS)(1)
    -------------------------------------------------------------------------
    +/- 100 to 400                                     +/- 4
    +/- 401 to 700                                     +/- 5
    +/- 701 and greater                                +/- 6

 (1)Based on the difference between average annual performance of the relevant share class of the Fund and its relevant index, rounded to the nearest basis point. Average net assets of the share class are calculated over a rolling 36-month period.

    Each class's annual performance adjustment rate is multiplied by the average net assets of each respective class over the entire performance period, which is then multiplied by a fraction, the numerator of which is the number of days in the month and the denominator of which is 365 (366 in leap years). The resulting amount is then added to (in the case of overperformance) or subtracted from (in the case of underperformance) the base fee.

    Under the performance fee arrangement, each class will pay a positive performance fee adjustment for a performance period whenever the class outperforms the Lipper Science & Technology Funds Index over that period, even if the class had overall negative returns during the performance period.

    For the six-month period ended January 31, 2015, the Fund incurred total management fees, paid or payable to the Manager, of $2,647,000, which included a performance adjustment for the Fund Shares and Adviser Shares of $112,000 and $3,000, respectively. For the Fund Shares and Adviser Shares, the performance adjustments were 0.04% and 0.02%, respectively.

B. SUBADVISORY ARRANGEMENT(S) - The Manager has entered into an investment subadvisory agreement with Wellington Management Company, LLP (Wellington Management), under which Wellington

================================================================================

36  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

    Management directs the investment and reinvestment of the Fund's assets (as allocated from time to time by the Manager). The Manager (not the Fund) pays Wellington Management a subadvisory fee in the annual amount of 0.45% of the Fund's average net assets for the first $100 million in assets that Wellington Management manages, plus 0.35% of the Fund's average net assets for assets over $100 million that Wellington Management manages. For the six-month period ended January 31, 2015, the Manager incurred subadvisory fees, paid or payable to Wellington Management, of $1,234,000.

C. ADMINISTRATION AND SERVICING FEES - The Manager provides certain administration and servicing functions for the Fund. For such services, the Manager receives a fee accrued daily and paid monthly at an annualized rate of 0.15% of average net assets for both the Fund Shares and Adviser Shares. For the six-month period ended January 31, 2015, the Fund Shares and Adviser Shares incurred administration and servicing fees, paid or payable to the Manager, of $479,000 and $27,000, respectively.

    In addition to the services provided under its Administration and Servicing Agreement with the Fund, the Manager also provides certain compliance and legal services for the benefit of the Fund. The Board has approved the reimbursement of a portion of these expenses incurred by the Manager. For the six-month period ended January 31, 2015, the Fund reimbursed the Manager $11,000 for these compliance and legal services. These expenses are included in the professional fees on the Fund's statement of operations.

D. TRANSFER AGENT'S FEES - USAA Transfer Agency Company, d/b/a USAA Shareholder Account Services (SAS), an affiliate of the Manager, provides transfer agent services to the Fund. Transfer agent's fees for both the Fund Shares and Adviser Shares are paid monthly based on an annual charge of $23 per shareholder account plus out-of-pocket expenses. SAS pays a portion of these fees to certain intermediaries for the administration and servicing of accounts that are held with such intermediaries. For the six-month period ended January 31, 2015, the

================================================================================

                                             NOTES TO FINANCIAL STATEMENTS |  37

================================================================================

    Fund Shares and Adviser Shares incurred transfer agent's fees, paid or payable to SAS, of $617,000 and $19,000, respectively.

E. DISTRIBUTION AND SERVICE (12B-1) FEES - The Fund has adopted a plan pursuant to Rule 12b-1 under the 1940 Act with respect to the Adviser Shares. Under the plan, the Adviser Shares pay fees to USAA Investment Management Company, the distributor, for distribution and shareholder services. USAA Investment Management Company pays all or a portion of such fees to intermediaries that make the Adviser Shares available for investment by their customers. The fee is accrued daily and paid monthly at an annual rate of 0.25% of the Adviser Shares' average net assets. Adviser Shares are offered and sold without imposition of an initial sales charge or a contingent deferred sales charge. For the six-month period ended January 31, 2015, the Adviser Shares incurred distribution and service (12b-1) fees of $45,000.

F. UNDERWRITING SERVICES - USAA Investment Management Company provides exclusive underwriting and distribution of the Fund's shares on a continuing best-efforts basis and receives no commissions or fees for this service.

(7) TRANSACTIONS WITH AFFILIATES

    The Manager is indirectly wholly owned by United Services Automobile Association (USAA), a large, diversified financial services institution. At January 31, 2015, USAA and its affiliates owned 483,000 shares, which represent 15.7% of the Adviser Shares and 1.3% of the Fund.

    Certain trustees and officers of the Fund are also directors, officers, and/or employees of the Manager. None of the affiliated trustees or Fund officers received any compensation from the Fund.

================================================================================

38  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

(8) FINANCIAL HIGHLIGHTS - FUND SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                              SIX-MONTH
                             PERIOD ENDED
                              JANUARY 31,                          YEAR ENDED JULY 31,
                           -----------------------------------------------------------------------------------
                              2015          2014          2013            2012              2011          2010
                           -----------------------------------------------------------------------------------
Net asset value at
 beginning of period       $  20.96        $  17.78         $  14.24       $  13.26       $  10.65    $   9.42
                           -----------------------------------------------------------------------------------
Income (loss) from
 investment operations:
 Net investment
  income (loss)                (.03)(a)        (.09)(a)          .03(b)        (.02)          (.01)(a)    (.04)(a)
 Net realized and
  unrealized gain              2.10(a)         4.86(a)          3.51           1.00           2.62(a)     1.27(a)
                           -----------------------------------------------------------------------------------
Total from investment
 operations                    2.07(a)         4.77(a)          3.54            .98           2.61(a)     1.23(a)
                           -----------------------------------------------------------------------------------
Less distributions from:
 Net investment income         (.31)           (.40)               -              -              -           -
 Realized capital gains       (2.20)          (1.19)               -              -              -           -
                           -----------------------------------------------------------------------------------
Total distributions           (2.51)          (1.59)               -              -              -           -
                           -----------------------------------------------------------------------------------
Net asset value at
 end of period             $  20.52        $  20.96         $  17.78       $  14.24       $  13.26    $  10.65
                           ===================================================================================

Total return (%)*              9.81           27.94            24.86           7.39          24.51       13.06(c)
Net assets at end
 of period (000)           $684,319        $589,615         $436,613       $354,495       $344,619    $292,326
Ratios to average
 net assets:**
 Expenses (%)(d)               1.19(e)         1.24             1.34           1.38           1.36        1.45(c)
 Net investment loss (%)       (.29)(e)        (.44)            (.08)          (.30)          (.10)       (.37)
Portfolio turnover (%)           35              91               93             77            109         120

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2015, average net assets were
    $634,865,000.
(a) Calculated using average shares. For the six-month period ended January 31, 2015, average shares were 29,746,000.
(b) Reflected a net realized and unrealized gain per share, whereas the statement of operations reflected a net realized and unrealized loss for the period. The difference in realized and unrealized gains and losses was due to the timing of sales and repurchases of shares in relation to fluctuating market values for the portfolio.
(c) During the year ended July 31, 2010, SAS reimbursed the Fund Shares $98,000 for corrections in fees paid for the administration and servicing of certain accounts. The effect of this reimbursement on the Fund Shares' total return was less than 0.01%. The reimbursement decreased the Fund Shares' expense ratio by 0.03%. This decrease is excluded from the expense ratio in the Financial Highlights table.
(d) Reflects total annual operating expenses of the Fund Shares before reductions of any expenses paid indirectly. The Fund Shares' expenses paid indirectly decreased the expense ratios by less than 0.01%.
(e) Annualized. The ratio is not necessarily indicative of 12 months of operations.

================================================================================

                                            NOTES TO FINANCIAL STATEMENTS |   39

================================================================================

(8) FINANCIAL HIGHLIGHTS (CONTINUED) - ADVISER SHARES

Per share operating performance for a share outstanding throughout each period is as follows:

                                      SIX-MONTH
                                    PERIOD ENDED                                            PERIOD ENDED
                                     JANUARY 31,            YEAR ENDED JULY 31,                JULY 31,
                                    ----------------------------------------------------------------------
                                        2015           2014          2013             2012       2011***
                                    ----------------------------------------------------------------------
Net asset value at
 beginning of period                 $ 20.78        $ 17.64         $14.16         $13.22        $10.84
                                     ------------------------------------------------------------------
Income (loss) from investment
 operations:
 Net investment loss                    (.06)(a)       (.12)(a)       (.00)(b)       (.05)         (.06)(a)
 Net realized and unrealized gain       2.09(a)        4.82(a)        3.48            .99          2.44(a)
                                     ------------------------------------------------------------------
Total from investment operations        2.03(a)        4.70(a)        3.48            .94          2.38(a)
                                     ------------------------------------------------------------------
Less distributions from:
 Net investment income                  (.33)          (.37)             -              -             -
 Realized capital gains                (2.20)         (1.19)             -              -             -
                                     ------------------------------------------------------------------
Total distributions                    (2.53)         (1.56)             -              -             -
                                     ------------------------------------------------------------------
Net asset value at end of period     $ 20.28        $ 20.78         $17.64         $14.16        $13.22
                                     ==================================================================
Total return (%)*                       9.71          27.73          24.58           7.11         21.96
Net assets at end of period (000)    $62,385        $17,901         $8,815         $6,940        $6,465
Ratios to average net assets:**
 Expenses (%)(c)                        1.36(d)        1.41           1.56           1.63          1.65(d)
 Expenses, excluding
  reimbursements (%)(c)                 1.36(d)        1.41(e)        1.56(e)        1.63(e)       2.02(d), (e)
 Net investment loss (%)                (.56)(d)       (.61)          (.30)          (.55)         (.44)(d)
Portfolio turnover (%)                    35             91             93             77           109

  * Assumes reinvestment of all net investment income and realized capital gain distributions, if any, during the period. Includes adjustments in accordance with U.S. generally accepted accounting principles and could differ from the Lipper reported return. Total returns for periods of less than one year are not annualized.
 ** For the six-month period ended January 31, 2015, average net assets were $36,104,000.
*** Adviser Shares were initiated on August 1, 2010.
(a) Calculated using average shares. For the six-month period ended January 31, 2015, average shares were 1,750,000.
(b) Represents less than $0.01 per share.
(c) Reflects total annual operating expenses of the Adviser Shares before reductions of any expenses paid indirectly. The Adviser Shares' expenses paid indirectly decreased the expense ratios as follows:
                                        (.00%)(+)      (.00%)(+)      (.00%)(+)      (.00%)(+)     (.00%)(+)
    (+) Represents less than 0.01% of average net assets.
(d) Annualized. The ratio is not necessarily indicative of 12 months of operations.
(e) Prior to December 1, 2013, the Manager had voluntarily agreed to limit the annual expenses of the
    Adviser Shares to 1.65% of the Adviser Shares' average net assets.

================================================================================

40  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================

EXPENSE EXAMPLE

January 31, 2015 (unaudited)

--------------------------------------------------------------------------------

EXAMPLE

As a shareholder of the Fund, you incur two types of costs: direct costs, such as wire fees, redemption fees, and low balance fees; and indirect costs, including management fees, transfer agency fees, distribution and service (12b-1) fees, and other Fund operating expenses. This example is intended to help you understand your indirect costs, also referred to as "ongoing costs" (in dollars), of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of August 1, 2014, through January 31, 2015.

ACTUAL EXPENSES

The line labeled "actual" under each share class in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your share class in the "actual" line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The line labeled "hypothetical" under each share class in the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratios for each class and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual

================================================================================

                                                           EXPENSE EXAMPLE |  41

================================================================================

return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as wire fees, redemption fees, or low balance fees. Therefore, the line labeled "hypothetical" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these direct costs were included, your costs would have been higher.

                                                                                  EXPENSES PAID
                                     BEGINNING               ENDING               DURING PERIOD*
                                   ACCOUNT VALUE          ACCOUNT VALUE          AUGUST 1, 2014 -
                                   AUGUST 1, 2014        JANUARY 31, 2015        JANUARY 31, 2015
                                   --------------------------------------------------------------
FUND SHARES
Actual                               $1,000.00              $1,098.10                  $6.29

Hypothetical
 (5% return before expenses)          1,000.00               1,019.21                   6.06

ADVISER SHARES
Actual                                1,000.00               1,097.10                   7.19

Hypothetical
 (5% return before expenses)          1,000.00               1,018.35                   6.92

*Expenses are equal to the Fund's annualized expense ratio of 1.19% for Fund
 Shares and 1.36% for Adviser Shares, which are net of any expenses paid indirectly, multiplied by the average account value over the period, multiplied by 184 days/365 days (to reflect the one-half-year period). The Fund's actual ending account values are based on its actual total returns of 9.81% for Fund Shares and 9.71% for Adviser Shares for the six-month period of August 1, 2014, through January 31, 2015.

================================================================================

42  | USAA SCIENCE & TECHNOLOGY FUND

================================================================================
TRUSTEES                               Daniel S. McNamara
                                       Robert L. Mason, Ph.D.
                                       Jefferson C. Boyce
                                       Dawn M. Hawley
                                       Paul L. McNamara
                                       Barbara B. Ostdiek, Ph.D.
                                       Michael F. Reimherr
--------------------------------------------------------------------------------
ADMINISTRATOR AND                      USAA Asset Management Company
INVESTMENT ADVISER                     P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
UNDERWRITER AND                        USAA Investment Management Company
DISTRIBUTOR                            P.O. Box 659453
                                       San Antonio, Texas 78265-9825
--------------------------------------------------------------------------------
TRANSFER AGENT                         USAA Shareholder Account Services
                                       9800 Fredericksburg Road
                                       San Antonio, Texas 78288
--------------------------------------------------------------------------------
CUSTODIAN AND                          State Street Bank and Trust Company
ACCOUNTING AGENT                       One Lincoln Street
                                       Boston, Massachusetts 02111
--------------------------------------------------------------------------------
INDEPENDENT                            Ernst & Young LLP
REGISTERED PUBLIC                      100 West Houston St., Suite 1800
ACCOUNTING FIRM                        San Antonio, Texas 78205
--------------------------------------------------------------------------------
MUTUAL FUND                            Under "My Accounts" on
SELF-SERVICE 24/7                      usaa.com select your mutual fund
AT USAA.COM                            account and either click the link or
                                       select 'I want to...' and select
OR CALL                                the desired action.
(800) 531-USAA
        (8722)
--------------------------------------------------------------------------------

Copies of the Manager's proxy voting policies and procedures, approved by the Trust's Board of Trustees for use in voting proxies on behalf of the Fund, are available without charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) in summary within the Statement of Additional Information on the SEC's website at HTTP://WWW.SEC.GOV. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge (i) at USAA.COM; and (ii) on the SEC's website at HTTP://WWW.SEC.GOV.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. These Forms N-Q are available at no charge (i) by calling (800) 531-USAA (8722); (ii) at USAA.COM; and (iii) on the SEC's website at HTTP://WWW.SEC.GOV. These Forms N-Q also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) 732-0330.

================================================================================

       USAA
       9800 Fredericksburg Road                             --------------
       San Antonio, TX 78288                                   PRSRT STD
                                                             U.S. Postage
                                                                 PAID
                                                                 USAA
                                                            --------------

>> SAVE PAPER AND FUND COSTS
   Under MY PROFILE on USAA.COM select MANAGE PREFERENCES
   Set your DOCUMENT PREFERENCES to USAA DOCUMENTS ONLINE.

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ITEM 2.  CODE OF ETHICS.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

NOT APPLICABLE.  This item must be disclosed only in annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not Applicable.


ITEM 6.  SCHEDULE OF INVESTMENTS.

Filed as part of the report to shareholders.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not Applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not Applicable.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Corporate Governance Committee selects and nominates candidates for membership on the Board as independent trustees. The Corporate Governance Committee has adopted procedures to consider Board candidates suggested by shareholders. The procedures are initiated by the receipt of nominations submitted by a fund shareholder sent to Board member(s) at the address specified in fund disclosure documents or as received by AMCO or a fund officer. Any recommendations for a nomination by a shareholder, to be considered by the Board, must include at least the following information: name; date of birth; contact information; education; business profession and other expertise; affiliations; experience relating to serving on the Board; and references. The Corporate Governance Committee gives shareholder recommendations the same consideration as any other candidate.


ITEM 11.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR/S was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation. The only change to the procedures was to document the annual disclosure controls and procedures established for the new section of the shareholder reports detailing the factors considered by the Funds' Board in approving the Funds' advisory agreements.



ITEM 12.  EXHIBITS.

(a)(1). NOT APPLICABLE.  This item must be disclosed only in annual reports.

(a)(2). Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3). Not Applicable.

(b). Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b))is filed and attached hereto as Exhibit 99.906CERT.






                               SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST, Period Ended January 31, 2015

By:*     /S/ DANIEL J. MAVICO
         -----------------------------------------------------------
         Signature and Title:  Daniel J. Mavico, Assistant Secretary

Date:     03/26/2015
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:*     /S/ DANIEL S. MCNAMARA
         -----------------------------------------------------
         Signature and Title:  Daniel S. McNamara, President

Date:     03/30/2015
         ------------------------------


By:*     /S/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:     03/30/2015
         ------------------------------

*Print the name and title of each signing officer under his or her signature.